As filed with the Securities and Exchange Commission on May 26, 2011
                                                File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 540	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 540	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On June 24, 2011, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 540 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 24, 2011, the effectiveness of the registration statement for the iShares MSCI Egypt Capped Investable Market Index Fund (the “Fund”), filed in Post-Effective Amendment No. 374 on January 29, 2010, pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 410 on April 13, 2010, in Post-Effective Amendment No. 430 on May 12, 2010, in Post-Effective Amendment No. 436 on May 28, 2010, in Post-Effective Amendment No. 441 on June 24, 2010, in Post-Effective Amendment No. 456 on July 22, 2010, in Post-Effective Amendment No. 462 on August 19, 2010, in Post-Effective Amendment No. 471 on September 16, 2010, in Post-Effective Amendment No. 479 on October 14, 2010, in Post-Effective Amendment No. 480 on November 10, 2010, in Post-Effective Amendment No. 489 on December 8, 2010, in Post-Effective Amendment No. 496 on January 6, 2011, in Post-Effective Amendment No. 507 on February 3, 2011, in Post-Effective Amendment No. 511 on March 3, 2011, in Post-Effective Amendment No. 517 on March 31, 2011, and in Post-Effective Amendment No. 530 on April 28, 2011, each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 540 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 374.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 540 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 26th day of May, 2011.

iShares Trust

By:
Michael Latham*
President and Trustee

Date: May 26, 2011

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 540 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee

Date: May 26, 2011

John E. Martinez*
Trustee

Date: May 26, 2011

George G. C. Parker*
Trustee

Date: May 26, 2011

Cecilia H. Herbert*
Trustee

Date: May 26, 2011

Charles A. Hurty*
Trustee

Date: May 26, 2011

John E. Kerrigan*
Trustee

Date: May 26, 2011

Robert H. Silver*
Trustee

Date: May 26, 2011

Robert S. Kapito*
Trustee

Date: May 26, 2011

Madhav V. Rajan
Trustee

Date: May 26, 2011

/s/ Jack Gee
Jack Gee
Treasurer

Date: May 26, 2011

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: May 26, 2011

*
Powers of Attorney, each dated May 26, 2010, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 444, filed June 28, 2010.